Employee Benefit Arrangements - Fair Value of Plan Assets (Details) (USD $)	12 Months Ended																																																																																																																																												3 Months Ended																																																					12 Months Ended			12 Months Ended
	Dec. 31, 2013 fund_asset	Dec. 31, 2012 fund_asset	Dec. 31, 2013 Pension Plans	Dec. 31, 2012 Pension Plans	Dec. 31, 2011 Pension Plans	Dec. 31, 2013 Pension Plans Level 1	Dec. 31, 2012 Pension Plans Level 1	Dec. 31, 2013 Pension Plans Level 2	Dec. 31, 2012 Pension Plans Level 2	Dec. 31, 2013 Pension Plans Level 3		Dec. 31, 2012 Pension Plans Level 3		Dec. 31, 2011 Pension Plans Level 3	Dec. 31, 2013 Pension Plans Debt securities	Dec. 31, 2012 Pension Plans Debt securities	Dec. 31, 2013 Pension Plans Debt securities Level 1	Dec. 31, 2012 Pension Plans Debt securities Level 1	Dec. 31, 2013 Pension Plans Debt securities Level 2	Dec. 31, 2012 Pension Plans Debt securities Level 2	Dec. 31, 2013 Pension Plans Debt securities Level 3		Dec. 31, 2012 Pension Plans Debt securities Level 3		Dec. 31, 2013 Pension Plans Cash and cash equivalents	Dec. 31, 2012 Pension Plans Cash and cash equivalents	Dec. 31, 2013 Pension Plans Cash and cash equivalents Level 1	Dec. 31, 2012 Pension Plans Cash and cash equivalents Level 1	Dec. 31, 2013 Pension Plans Cash and cash equivalents Level 2	Dec. 31, 2012 Pension Plans Cash and cash equivalents Level 2	Dec. 31, 2013 Pension Plans Cash and cash equivalents Level 3		Dec. 31, 2012 Pension Plans Cash and cash equivalents Level 3		Dec. 31, 2013 Pension Plans Short-term investments		Dec. 31, 2012 Pension Plans Short-term investments		Dec. 31, 2013 Pension Plans Short-term investments Level 1		Dec. 31, 2012 Pension Plans Short-term investments Level 1		Dec. 31, 2013 Pension Plans Short-term investments Level 2		Dec. 31, 2012 Pension Plans Short-term investments Level 2		Dec. 31, 2013 Pension Plans Short-term investments Level 3		Dec. 31, 2012 Pension Plans Short-term investments Level 3		Dec. 31, 2013 Pension Plans U.S. government agencies and authorities	Dec. 31, 2012 Pension Plans U.S. government agencies and authorities	Dec. 31, 2013 Pension Plans U.S. government agencies and authorities Level 1	Dec. 31, 2012 Pension Plans U.S. government agencies and authorities Level 1	Dec. 31, 2013 Pension Plans U.S. government agencies and authorities Level 2	Dec. 31, 2012 Pension Plans U.S. government agencies and authorities Level 2	Dec. 31, 2013 Pension Plans U.S. government agencies and authorities Level 3		Dec. 31, 2012 Pension Plans U.S. government agencies and authorities Level 3		Dec. 31, 2013 Pension Plans U.S. corporate, state and municipalities	Dec. 31, 2012 Pension Plans U.S. corporate, state and municipalities	Dec. 31, 2013 Pension Plans U.S. corporate, state and municipalities Level 1	Dec. 31, 2012 Pension Plans U.S. corporate, state and municipalities Level 1	Dec. 31, 2013 Pension Plans U.S. corporate, state and municipalities Level 2	Dec. 31, 2012 Pension Plans U.S. corporate, state and municipalities Level 2	Dec. 31, 2013 Pension Plans U.S. corporate, state and municipalities Level 3		Dec. 31, 2012 Pension Plans U.S. corporate, state and municipalities Level 3		Dec. 31, 2013 Pension Plans Foreign securities	Dec. 31, 2012 Pension Plans Foreign securities	Dec. 31, 2013 Pension Plans Foreign securities Level 1	Dec. 31, 2012 Pension Plans Foreign securities Level 1	Dec. 31, 2013 Pension Plans Foreign securities Level 2	Dec. 31, 2012 Pension Plans Foreign securities Level 2	Dec. 31, 2013 Pension Plans Foreign securities Level 3		Dec. 31, 2012 Pension Plans Foreign securities Level 3		Dec. 31, 2013 Pension Plans Residential mortgage-backed securities	Dec. 31, 2012 Pension Plans Residential mortgage-backed securities	Dec. 31, 2013 Pension Plans Residential mortgage-backed securities Level 1	Dec. 31, 2012 Pension Plans Residential mortgage-backed securities Level 1	Dec. 31, 2013 Pension Plans Residential mortgage-backed securities Level 2	Dec. 31, 2012 Pension Plans Residential mortgage-backed securities Level 2	Dec. 31, 2013 Pension Plans Residential mortgage-backed securities Level 3		Dec. 31, 2012 Pension Plans Residential mortgage-backed securities Level 3		Dec. 31, 2013 Pension Plans Commercial mortgage-backed securities	Dec. 31, 2012 Pension Plans Commercial mortgage-backed securities	Dec. 31, 2013 Pension Plans Commercial mortgage-backed securities Level 1	Dec. 31, 2012 Pension Plans Commercial mortgage-backed securities Level 1	Dec. 31, 2013 Pension Plans Commercial mortgage-backed securities Level 2	Dec. 31, 2012 Pension Plans Commercial mortgage-backed securities Level 2	Dec. 31, 2013 Pension Plans Commercial mortgage-backed securities Level 3		Dec. 31, 2012 Pension Plans Commercial mortgage-backed securities Level 3		Dec. 31, 2013 Pension Plans Other asset-backed securities	Dec. 31, 2012 Pension Plans Other asset-backed securities	Dec. 31, 2013 Pension Plans Other asset-backed securities Level 1	Dec. 31, 2012 Pension Plans Other asset-backed securities Level 1	Dec. 31, 2013 Pension Plans Other asset-backed securities Level 2	Dec. 31, 2012 Pension Plans Other asset-backed securities Level 2	Dec. 31, 2013 Pension Plans Other asset-backed securities Level 3		Dec. 31, 2012 Pension Plans Other asset-backed securities Level 3		Dec. 31, 2013 Pension Plans Equity securities	Dec. 31, 2012 Pension Plans Equity securities	Dec. 31, 2013 Pension Plans Equity securities Level 1	Dec. 31, 2012 Pension Plans Equity securities Level 1	Dec. 31, 2013 Pension Plans Equity securities Level 2	Dec. 31, 2012 Pension Plans Equity securities Level 2	Dec. 31, 2013 Pension Plans Equity securities Level 3		Dec. 31, 2012 Pension Plans Equity securities Level 3		Dec. 31, 2013 Pension Plans Large-cap domestic	Dec. 31, 2012 Pension Plans Large-cap domestic	Dec. 31, 2013 Pension Plans Large-cap domestic Level 1	Dec. 31, 2012 Pension Plans Large-cap domestic Level 1	Dec. 31, 2013 Pension Plans Large-cap domestic Level 2	Dec. 31, 2012 Pension Plans Large-cap domestic Level 2	Dec. 31, 2013 Pension Plans Large-cap domestic Level 3		Dec. 31, 2012 Pension Plans Large-cap domestic Level 3		Dec. 31, 2013 Pension Plans Small/Mid-cap domestic	Dec. 31, 2012 Pension Plans Small/Mid-cap domestic	Dec. 31, 2013 Pension Plans Small/Mid-cap domestic Level 1	Dec. 31, 2012 Pension Plans Small/Mid-cap domestic Level 1	Dec. 31, 2013 Pension Plans Small/Mid-cap domestic Level 2	Dec. 31, 2012 Pension Plans Small/Mid-cap domestic Level 2	Dec. 31, 2013 Pension Plans Small/Mid-cap domestic Level 3		Dec. 31, 2012 Pension Plans Small/Mid-cap domestic Level 3		Mar. 31, 2012 Pension Plans International commingled funds Silchester	Dec. 31, 2013 Pension Plans International commingled funds Silchester		Dec. 31, 2012 Pension Plans International commingled funds Silchester		Dec. 31, 2013 Pension Plans International commingled funds Baillie Gifford Funds		Dec. 31, 2012 Pension Plans International commingled funds Baillie Gifford Funds		Dec. 31, 2013 Pension Plans International commingled funds Level 1		Dec. 31, 2013 Pension Plans International commingled funds Level 2		Dec. 31, 2012 Pension Plans International commingled funds Level 2	Dec. 31, 2013 Pension Plans International commingled funds Level 3		Dec. 31, 2012 Pension Plans International commingled funds Level 3		Dec. 31, 2013 Pension Plans Limited partnerships	Dec. 31, 2012 Pension Plans Limited partnerships		Dec. 31, 2013 Pension Plans Limited partnerships Patheon Europe		Dec. 31, 2012 Pension Plans Limited partnerships Patheon Europe		Dec. 31, 2013 Pension Plans Limited partnerships Patheon USA		Dec. 31, 2012 Pension Plans Limited partnerships Patheon USA		Dec. 31, 2013 Pension Plans Limited partnerships Level 1	Dec. 31, 2012 Pension Plans Limited partnerships Level 1		Dec. 31, 2013 Pension Plans Limited partnerships Level 2	Dec. 31, 2012 Pension Plans Limited partnerships Level 2		Dec. 31, 2013 Pension Plans Limited partnerships Level 3		Dec. 31, 2012 Pension Plans Limited partnerships Level 3		Dec. 31, 2013 Pension Plans Other investments	Dec. 31, 2012 Pension Plans Other investments	Dec. 31, 2013 Pension Plans Other investments Level 1	Dec. 31, 2012 Pension Plans Other investments Level 1	Dec. 31, 2013 Pension Plans Other investments Level 2	Dec. 31, 2012 Pension Plans Other investments Level 2	Dec. 31, 2013 Pension Plans Other investments Level 3		Dec. 31, 2012 Pension Plans Other investments Level 3		Dec. 31, 2013 Pension Plans Real estate		Dec. 31, 2012 Pension Plans Real estate		Dec. 31, 2013 Pension Plans Real estate UBS Trumbull Property Fund	Dec. 31, 2012 Pension Plans Real estate UBS Trumbull Property Fund		Dec. 31, 2013 Pension Plans Real estate UBS Trumbull Property Fund Minimum	Dec. 31, 2013 Pension Plans Real estate UBS Trumbull Property Fund Maximum	Dec. 31, 2013 Pension Plans Real estate Level 1		Dec. 31, 2012 Pension Plans Real estate Level 1		Dec. 31, 2013 Pension Plans Real estate Level 2		Dec. 31, 2012 Pension Plans Real estate Level 2		Dec. 31, 2013 Pension Plans Real estate Level 3		Dec. 31, 2012 Pension Plans Real estate Level 3		Dec. 31, 2011 Pension Plans Real estate Level 3	Dec. 31, 2013 Pension Plans Limited partnerships		Dec. 31, 2012 Pension Plans Limited partnerships		Dec. 31, 2013 Pension Plans Limited partnerships Magnitude Institutional, Ltd.		Dec. 31, 2012 Pension Plans Limited partnerships Magnitude Institutional, Ltd.		Dec. 31, 2013 Pension Plans Limited partnerships Level 1		Dec. 31, 2012 Pension Plans Limited partnerships Level 1		Dec. 31, 2013 Pension Plans Limited partnerships Level 2		Dec. 31, 2012 Pension Plans Limited partnerships Level 2		Dec. 31, 2013 Pension Plans Limited partnerships Level 3		Dec. 31, 2012 Pension Plans Limited partnerships Level 3		Dec. 31, 2011 Pension Plans Limited partnerships Level 3	Dec. 31, 2013 Pension Plans Derivatives	Dec. 31, 2012 Pension Plans Derivatives	Dec. 31, 2013 Pension Plans Derivatives Level 1	Dec. 31, 2012 Pension Plans Derivatives Level 1	Dec. 31, 2013 Pension Plans Derivatives Level 2	Dec. 31, 2012 Pension Plans Derivatives Level 2	Dec. 31, 2013 Pension Plans Derivatives Level 3		Dec. 31, 2012 Pension Plans Derivatives Level 3		Dec. 31, 2013 Pension Plans Other Level 3	Dec. 31, 2012 Pension Plans Other Level 3	Dec. 31, 2011 Pension Plans Other Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total assets			$ 1,556,800,000	$ 1,382,500,000		$ 565,900,000	$ 597,300,000	$ 768,800,000	$ 594,800,000	$ 222,100,000	[1]	$ 190,400,000	[2]		$ 609,800,000	$ 525,600,000	$ 62,500,000	$ 100,400,000	$ 547,300,000	$ 425,200,000	$ 0	[1]	$ 0	[2]	$ 1,500,000	$ 21,800,000	$ 1,500,000	$ 21,800,000	$ 0	$ 0	$ 0	[1]	$ 0	[2]	$ 153,800,000	[3]	$ 178,100,000	[4]	$ 0	[3]	$ 0	[4]	$ 153,800,000	[3]	$ 178,100,000	[4]	$ 0	[1],[3]	$ 0	[2],[4]	$ 58,400,000	$ 77,500,000	$ 58,400,000	$ 77,500,000	$ 0	$ 0	$ 0	[1]	$ 0	[2]	$ 343,500,000	$ 107,400,000	$ 2,600,000	$ 1,100,000	$ 340,900,000	$ 106,300,000	$ 0	[1]	$ 0	[2]	$ 48,600,000	$ 40,000,000	$ 0	$ 0	$ 48,600,000	$ 40,000,000	$ 0	[1]	$ 0	[2]	$ 2,900,000	$ 64,300,000	$ 0	$ 0	$ 2,900,000	$ 64,300,000	$ 0	[1]	$ 0	[2]	$ 0	$ 31,300,000	$ 0	$ 0	$ 0	$ 31,300,000	$ 0	[1]	$ 0	[2]	$ 1,100,000	$ 5,200,000	$ 0	$ 0	$ 1,100,000	$ 5,200,000	$ 0	[1]	$ 0	[2]	$ 796,300,000	$ 727,300,000	$ 503,400,000	$ 496,900,000	$ 221,500,000	$ 169,600,000	$ 71,400,000	[1]	$ 60,800,000	[2]	$ 412,000,000	$ 402,900,000	$ 412,000,000	$ 402,900,000	$ 0	$ 0	$ 0	[1]	$ 0	[2]	$ 91,400,000	$ 94,000,000	$ 91,400,000	$ 94,000,000	$ 0	$ 0	$ 0	[1]	$ 0	[2]		$ 102,000,000	[5]	$ 78,900,000	[5]	$ 119,500,000	[5]	$ 90,700,000	[5]	$ 0	[6]	$ 221,500,000	[6]	$ 169,600,000	$ 0	[1],[6]	$ 0	[2]	$ 71,400,000	$ 60,800,000	[7]	$ 16,500,000	[5]	$ 15,500,000	[5]	$ 54,900,000	[5]	$ 45,300,000	[5]	$ 0	$ 0	[7]	$ 0	$ 0	[7]	$ 71,400,000	[1]	$ 60,800,000	[2],[7]	$ 150,700,000	$ 129,600,000	$ 0	$ 0	$ 0	$ 0	$ 150,700,000	[1]	$ 129,600,000	[2]	$ 74,600,000	[8]	$ 67,400,000	[8]	$ 74,600,000 [5]	$ 67,400,000	[5]			$ 0	[8]	$ 0	[8]	$ 0	[8]	$ 0	[8]	$ 74,600,000	[1],[8]	$ 67,400,000	[2],[8]		$ 76,100,000	[9]	$ 62,200,000	[10]	$ 76,100,000	[5]	$ 62,200,000	[5]	$ 0	[9]	$ 0	[10]	$ 0	[9]	$ 0	[10]	$ 76,100,000	[1],[9]	$ 62,200,000	[10],[2]
Total liabilities			0	10,800,000		0	10,800,000	0	0	0	[1]	0	[2]																																																																																																																																																																																																																												0	10,800,000	0	10,800,000	0	0	0	[1]	0	[2]
Net, total pension assets			1,556,800,000	1,371,700,000	1,193,500,000	565,900,000	586,500,000	768,800,000	594,800,000	222,100,000	[1]	190,400,000	[2]	171,300,000																																																																																																																																																																																																	74,600,000		67,400,000		62,000,000																	147,500,000		123,000,000		110,100,000											0	0	(800,000)
Percentage of Level 3 net assets to total assets	14.30%	13.90%
Number of assets In fund	2	2
Number of business days prior to month-end clients must submit redemption request		6 days																																																																																																																																											6 days
Unfunded commitments																																																																																																																																														$ 0		$ 0		$ 0		$ 0														$ 3,800,000	[5]	$ 4,000,000	[5]	$ 11,100,000	[5]	$ 17,100,000	[5]
Real return performance objective, rate of return																																																																																																																																																																																																		5.00%	5.00%
Real return performance objective, rate of return, determination period																																																																																																																																																																																																					3 years	5 years
Investor redemption notification period																																																																																																																																																																																																		60 days

[1]	Level 3 net assets accounted for 14.3% of total net assets measured at fair value on a recurring basis.
[2]	Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
[3]	This category includes common collective trust funds invested in the EB Temporary Investment Fund of The Bank of New York Mellon (“Short-term Investment Fund”). The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participant's redemptions in the Short-term Investment Fund may be requested by 2 p.m. eastern standard time and are processed by the following day.
[4]	This category includes common collective trust funds invested in the Short-term Investment Fund. The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participants redemptions in the Short-term Investment Fund were the result of the normal course of business, the Trustee permitted redemptions in cash. In order to control liquidity and realized losses on the sale of securities in the Short-term Investment Fund, requests for cash redemptions were not permitted where participants desired to exit the Short-term investment fund.
[5]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year.
[6]	International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $119.5 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $102.0 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
[7]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $16.5 and Pantheon USA has a balance of $54.9. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2013, Pantheon Europe and Pantheon USA have unfunded commitments of $3.8 and $11.1, respectively, and there were no significant redemption restrictions.
[8]	UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $74.6 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5.0% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least sixty days prior to the end of the quarter.
[9]	Magnitude Institutional, Ltd. ("MIL") has a balance of $76.1 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts. There are significant redemption restrictions in the MIL fund.
[10]	MIL has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.